UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Common Stock	127,195,383	158,345,059
1.6%	Other Investment Company	2,690,113	2,690,113

99.4%	Total Investments	129,885,496	161,035,172
0.6%	Other Assets and Liabilities, Net		906,206

100.0%	Net Assets		161,941,378

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Australia 2.5%

Insurance 2.5%
AMP Ltd.	446,844	1,756,288
QBE Insurance Group Ltd.	218,442	2,253,383

		4,009,671

China 1.5%

Telecommunication Services 1.5%
China Mobile Ltd.	238,000	2,479,085

France 12.9%

Capital Goods 2.8%
Compagnie de Saint-Gobain	80,905	4,456,815

Energy 2.8%
Total S.A.	75,069	4,607,691

Food & Staples Retailing 1.5%
Carrefour S.A.	63,004	2,500,837

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	49,298	5,264,770

Telecommunication Services 2.5%
Orange S.A.	331,312	4,113,278

		20,943,391

Germany 7.6%

Automobiles & Components 2.1%
Daimler AG - Reg’d	39,731	3,448,032

Telecommunication Services 3.8%
Deutsche Telekom AG - Reg’d	354,570	6,109,303

Utilities 1.7%
RWE AG	72,703	2,663,764

		12,221,099

Israel 3.4%

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Teva Pharmaceutical Industries Ltd. ADR	136,500	5,470,920

Italy 2.7%

Energy 2.7%
Eni S.p.A.	183,544	4,435,093

Japan 14.9%

Food & Staples Retailing 2.3%
Seven & i Holdings Co., Ltd.	92,700	3,690,982

Household & Personal Products 2.9%
Kao Corp.	151,000	4,753,753

Insurance 2.4%
Tokio Marine Holdings, Inc.	117,800	3,942,727

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Takeda Pharmaceutical Co., Ltd.	88,400	4,054,469

Semiconductors & Semiconductor Equipment 1.4%
Tokyo Electron Ltd.	40,200	2,215,129

Technology Hardware & Equipment 3.0%
Canon, Inc.	149,700	4,776,686

Telecommunication Services 0.4%
NTT DOCOMO, Inc.	39,400	648,771

		24,082,517

Netherlands 5.7%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	294,344	5,289,695

Media 2.4%
Reed Elsevier N.V.	184,484	3,920,978

		9,210,673

Singapore 2.9%

Banks 1.8%
United Overseas Bank Ltd.	170,535	2,879,831

Telecommunication Services 1.1%
Singapore Telecommunications Ltd.	640,000	1,861,194

		4,741,025

Spain 8.0%

Banks 1.9%
Banco Santander S.A.	347,047	3,120,817

Telecommunication Services 2.7%
Telefonica S.A.	265,266	4,337,301

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.4%
Iberdrola S.A.	858,286	5,477,370

		12,935,488

Switzerland 11.8%

Capital Goods 3.4%
ABB Ltd. - Reg’d *	208,728	5,518,768

Food, Beverage & Tobacco 2.0%
Nestle S.A. - Reg’d	44,357	3,250,925

Insurance 3.1%
Zurich Insurance Group AG *	17,505	5,077,569

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	66,433	5,324,559

		19,171,821

Taiwan 1.6%

Semiconductors & Semiconductor Equipment 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	742,154	2,620,514

United Kingdom 22.3%

Energy 6.5%
BP plc	627,318	5,083,856
Royal Dutch Shell plc, Class A	152,583	5,447,632

		10,531,488

Food & Staples Retailing 2.9%
Tesco plc	856,930	4,758,817

Food, Beverage & Tobacco 3.4%
Unilever plc	133,451	5,490,949

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
GlaxoSmithKline plc	203,659	5,441,253

Telecommunication Services 3.0%
Vodafone Group plc	1,233,767	4,857,575

Utilities 3.1%
National Grid plc	377,980	4,943,680

		36,023,762

Total Common Stock
(Cost $127,195,383)		158,345,059

Other Investment Company 1.6% of net assets

United States 1.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	2,690,113	2,690,113

Total Other Investment Company
(Cost $2,690,113)		2,690,113

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $138,733,259 and the unrealized appreciation and depreciation were $24,676,040 and ($2,374,127), respectively, with a net unrealized appreciation of $22,301,913.

At 12/31/13, the values of certain foreign securities held by the fund aggregating $152,874,139 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2014	State Street Bank London	AUD	467,000	USD	416,221	(23,296)
01/31/2014	State Street Bank London	USD	3,913,545	AUD	4,391,000	240,780

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						217,484

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

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 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$152,874,139	$—	$152,874,139
Israel[1]	5,470,920	—	—	5,470,920
Other Investment Company[1]	2,690,113	—	—	2,690,113

Total	$8,161,033	$152,874,139	$—	$161,035,172

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$240,780	$—	$240,780

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($23,296)	$—	($23,296)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

4

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended December 31, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667DEC13-00

 5

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.9%		Common Stock	124,891,696	134,284,563
4.7%		Preferred Stock	7,900,630	6,452,193
1.0%		Other Investment Company	1,380,080	1,380,080

102.6%		Total Investments	134,172,406	142,116,836
(2	.6)%	Other Assets and Liabilities, Net		(3,596,202)

100.0%		Net Assets		138,520,634

	Number	Value
Security	of Shares	($)

Common Stock 96.9% of net assets

Brazil 8.7%

Food, Beverage & Tobacco 1.6%
Ambev S.A. ADR	296,400	2,178,540

Materials 0.6%
Vale S.A. ADR	60,400	921,100

Software & Services 1.5%
Cielo S.A.	74,880	2,074,043

Transportation 3.3%
CCR S.A.	352,300	2,660,736
EcoRodovias Infraestrutura e Logistica S.A.	300,700	1,893,012

		4,553,748

Utilities 1.7%
CPFL Energia S.A. ADR	147,100	2,355,071

		12,082,502

Chile 2.3%

Utilities 2.3%
Enersis S.A. ADR	216,800	3,249,832

China 17.3%

Capital Goods 2.7%
Beijing Enterprises Holdings Ltd.	373,000	3,705,111

Energy 1.5%
China Shenhua Energy Co., Ltd., Class H	645,500	2,042,854

Health Care Equipment & Services 2.9%
Mindray Medical International Ltd. ADR	110,900	4,032,324

Household & Personal Products 1.6%
Hengan International Group Co., Ltd.	185,000	2,188,790

Retailing 1.9%
Belle International Holdings Ltd.	2,286,392	2,656,243

Telecommunication Services 4.2%
China Mobile Ltd.	562,500	5,859,181

Utilities 2.5%
China Resources Power Holdings Co., Ltd.	1,444,000	3,427,269

		23,911,772

Hong Kong 1.8%

Consumer Services 1.8%
Sands China Ltd.	302,000	2,474,990

India 5.8%

Banks 2.5%
Axis Bank Ltd.	97,306	2,051,810
Housing Development Finance Corp., Ltd.	115,273	1,484,205

		3,536,015

Capital Goods 2.2%
Larsen & Toubro Ltd.	172,894	2,998,638

Diversified Financials 0.8%
Rural Electrification Corp., Ltd.	303,172	1,083,199

Energy 0.3%
Cairn India Ltd.	73,857	387,027

		8,004,879

Indonesia 6.2%

Automobiles & Components 1.5%
PT Astra International Tbk	3,701,500	2,073,038

Banks 3.5%
PT Bank Mandiri (Persero) Tbk	3,567,000	2,308,601
PT Bank Rakyat Indonesia (Persero) Tbk	4,350,001	2,600,084

		4,908,685

Utilities 1.2%
PT Perusahaan Gas Negara (Persero) Tbk	4,526,500	1,668,526

		8,650,249

Kazakhstan 1.3%

Energy 1.3%
KazMunaiGas Exploration Production GDR	117,489	1,844,577

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 3.9%

Consumer Services 1.3%
Genting Malaysia Berhad	1,384,500	1,853,520

Diversified Financials 2.6%
Ammb Holdings Berhad	1,607,400	3,557,076

		5,410,596

Mexico 7.9%

Banks 2.2%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	229,700	3,133,108

Real Estate 3.6%
Fibra Uno Administracion S.A. de C.V.	1,564,800	5,012,058

Telecommunication Services 2.1%
America Movil S.A.B. de C.V., Series L ADR	122,300	2,858,151

		11,003,317

Peru 2.4%

Banks 2.4%
Credicorp Ltd.	24,694	3,277,635

Philippines 2.6%

Telecommunication Services 2.6%
Philippine Long Distance Telephone Co. ADR	59,800	3,592,784

Republic of Korea 8.5%

Automobiles & Components 4.5%
Hyundai Mobis	22,119	6,158,014

Semiconductors & Semiconductor Equipment 4.0%
Samsung Electronics Co., Ltd.	4,253	5,541,859

		11,699,873

Russia 4.7%

Banks 2.2%
Sberbank of Russia ADR	241,963	3,041,475

Energy 2.5%
Gazprom OAO ADR	394,357	3,411,188

		6,452,663

South Africa 4.3%

Capital Goods 1.6%
Bidvest Group Ltd.	85,776	2,197,437

Food, Beverage & Tobacco 2.7%
SABMiller plc	74,263	3,775,096

		5,972,533

Taiwan 6.2%

Semiconductors & Semiconductor Equipment 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,503,719	5,309,567

Telecommunication Services 2.4%
Taiwan Mobile Co., Ltd.	1,016,000	3,283,927

		8,593,494

Thailand 2.7%

Energy 2.7%
PTT PCL	435,600	3,791,284

Turkey 4.6%

Energy 2.5%
Tupras-Turkiye Petrol Rafinerileri A/S	169,701	3,388,634

Telecommunication Services 2.1%
Turk Telekomunikasyon A/S	1,056,565	2,930,611

		6,319,245

United Kingdom 2.7%

Food, Beverage & Tobacco 2.7%
Unilever plc	91,836	3,778,666

United States 3.0%

Consumer Services 3.0%
Yum! Brands, Inc.	55,200	4,173,672

Total Common Stock
(Cost $124,891,696)		134,284,563

Preferred Stock 4.7% of net assets

Brazil 4.7%

Energy 1.7%
Petroleo Brasileiro S.A.	325,400	2,357,070

Materials 3.0%
Vale S.A. ADR	292,300	4,095,123

Total Preferred Stock
(Cost $7,900,630)		6,452,193

Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	1,380,080	1,380,080

Total Other Investment Company
(Cost $1,380,080)		1,380,080

End of Investments.

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

At 12/31/13, the tax basis cost of the fund’s investments was $144,543,788 and the unrealized appreciation and depreciation were $4,872,708 and ($7,299,660) respectively, with a net unrealized depreciation of ($2,426,952).

At 12/31/13, the values of certain foreign securities held by the fund aggregating $89,768,834 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$60,904,525	$—	$60,904,525
Brazil[1]	—	6,627,791	—	6,627,791
Food, Beverage & Tobacco	2,178,540	—	—	2,178,540
Materials	921,100	—	—	921,100
Utilities	2,355,071	—	—	2,355,071
Chile[1]	3,249,832	—	—	3,249,832
China[1]	—	19,879,448	—	19,879,448
Health Care Equipment & Services	4,032,324	—	—	4,032,324
Kazakhstan[1]	1,844,577	—	—	1,844,577
Mexico[1]	11,003,317	—	—	11,003,317
Peru[1]	3,277,635	—	—	3,277,635
Philippines[1]	3,592,784	—	—	3,592,784
Russia[1]	6,452,663	—	—	6,452,663
Thailand[1]	3,791,284	—	—	3,791,284
United States[1]	4,173,672	—	—	4,173,672
Preferred Stock
Brazil[1]	—	2,357,070	—	2,357,070
Materials	4,095,123	—	—	4,095,123
Other Investment Company[1]	1,380,080	—	—	1,380,080

Total	$52,348,002	$89,768,834	$—	$142,116,836

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,490,631 from Level 1 to Level 2 for the period ended December 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period

REG60664DEC13-00

 5

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

79.2%	Government Bonds	425,790,027	429,251,377
5.7%	Government Agency Obligations	36,401,527	31,139,526
1.5%	Corporate Bonds	7,150,793	8,007,278
12.4%	Supranational	77,244,912	66,967,994

98.8%	Total Investments	546,587,259	535,366,175
1.2%	Other Assets and Liabilities, Net		6,691,976

100.0%	Net Assets		542,058,151

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 79.2% of net assets

Australia 10.3%
Australia Government Bond
5.25%, 03/15/19 (AUD)	23,700,000	22,951,700
5.75%, 05/15/21 (AUD)	28,000,000	27,987,325
4.75%, 04/21/27 (AUD)	5,000,000	4,589,645

		55,528,670

Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	12,750,000	24,728,847

Canada 1.7%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	5,930,000	9,257,680

Denmark 4.6%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	18,000,000	24,905,989

Finland 4.6%
Finland Government Bond
4.25%, 07/04/15 (EUR) (a)	5,350,000	7,809,135
3.50%, 04/15/21 (EUR) (a)	11,200,000	17,287,558

		25,096,693

France 4.5%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	13,000,000	24,551,585

Germany 3.0%
Bundesobligation
0.50%, 02/23/18 (EUR)	11,800,000	16,080,043

Japan 11.5%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	2,205,000,000	21,042,685
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	600,000,000	5,945,492
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,350,000,000	14,599,216
Japan Government Two Year Bond
0.10%, 09/15/14 (JPY)	2,200,000,000	20,895,676

		62,483,069

Malaysia 3.0%
Malaysia Government Bond
3.17%, 07/15/16 (MYR)	2,800,000	851,695
3.26%, 03/01/18 (MYR)	22,500,000	6,761,403
3.48%, 03/15/23 (MYR)	30,000,000	8,721,633

		16,334,731

Mexico 4.5%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	262,000,000	20,688,017
7.50%, 06/03/27 (MXN)	44,500,000	3,642,851

		24,330,868

Netherlands 4.6%
Netherlands Government Bond
2.75%, 01/15/15 (EUR) (a)	11,620,000	16,406,784
5.50%, 01/15/28 (EUR) (a)	4,600,000	8,464,319

		24,871,103

New Zealand 4.0%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	8,000,000	7,071,043
5.50%, 04/15/23 (NZD)	17,000,000	14,808,355

		21,879,398

Poland 8.1%
Poland Government Bond
5.50%, 10/25/19 (PLN)	49,000,000	17,570,921

 1

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
5.75%, 09/23/22 (PLN)	72,000,000	26,330,472

		43,901,393

Sweden 10.2%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	44,000,000	7,237,731
5.00%, 12/01/20 (SEK)	128,500,000	23,652,343
3.50%, 06/01/22 (SEK)	144,000,000	24,411,234

		55,301,308

Total Government Bonds
(Cost $425,790,027)		429,251,377

Government Agency Obligations 5.7% of net assets

Germany 4.2%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (b)	2,120,000,000	22,962,130

Japan 1.5%
Development Bank of Japan, Inc.
1.75%, 03/17/17 (JPY)	820,000,000	8,177,396

Total Government Agency Obligations
(Cost $36,401,527)		31,139,526

Corporate Bonds 1.5% of net assets

United Kingdom 1.5%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	800,919
6.00%, 06/10/19 (EUR)	4,500,000	7,206,359

Total Corporate Bonds
(Cost $7,150,793)		8,007,278

Supranational* 12.4% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	1,600,000,000	17,854,608
European Investment Bank
1.40%, 06/20/17 (JPY)	2,120,000,000	21,031,201
1.90%, 01/26/26 (JPY)	360,000,000	3,768,302
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,450,000,000	24,313,883

Total Supranational
(Cost $77,244,912)		66,967,994

End of Investments.

At 12/31/13 the tax basis cost of the fund’s investments was $549,792,306 and the unrealized appreciation and depreciation were $16,393,644 and ($30,819,775) respectively, with a net depreciation of ($14,426,131).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $49,967,796 or 9.2% of net assets.
(b)	Guaranteed by the Republic of Germany.

AUD —	Australian dollar
EUR —	euro currency
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2014	State Street Bank London	AUD	1,427,500	USD	1,272,281	(65,201)
01/31/2014	State Street Bank London	AUD	8,442,500	USD	7,524,505	(99,326)
01/31/2014	State Street Bank London	NZD	734,500	USD	602,991	(3,456)
01/31/2014	State Street Bank London	NZD	2,662,000	USD	2,185,380	(30,442)
01/31/2014	State Street Bank London	NZD	4,885,000	USD	4,010,361	9,400
01/31/2014	State Street Bank London	USD	63,084,185	AUD	70,780,500	3,881,246
01/31/2014	State Street Bank London	USD	28,442,368	NZD	34,645,500	(17,295)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						3,674,926

2

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$429,251,377	$—	$429,251,377
Government Agency Obligations[1]	—	31,139,526	—	31,139,526
Corporate Bonds[1]	—	8,007,278	—	8,007,278
Supranational	—	66,967,994	—	66,967,994

Total	$—	$535,366,175	$—	$535,366,175

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$3,890,646	$—	$3,890,646

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($215,720)	$—	($215,720)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

4

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended December 31, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666DEC13-00

 5

Laudus Trust
Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

56.1%	Government Bonds	12,297,813	10,977,176
0.8%	Corporate Bond	133,464	160,184
7.0%	Supranational	1,450,888	1,363,662
34.5%	U.S. Government Securities	7,003,720	6,753,231

98.4%	Total Investments	20,885,885	19,254,253
1.6%	Other Assets and Liabilities, Net		315,368

100.0%	Net Assets		19,569,621

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 56.1% of net assets

Australia 8.2%
Australia Government Bond
4.75%, 06/15/16 (AUD)	130,000	121,510
5.25%, 03/15/19 (AUD)	410,000	397,055
4.50%, 04/15/20 (AUD)	465,000	434,506
5.75%, 05/15/21 (AUD)	657,000	656,702

		1,609,773

Brazil 3.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	370,000	148,646
10.00%, 01/01/21 (BRL)	1,003,000	370,598
10.00%, 01/01/23 (BRL)	680,000	244,156

		763,400

Canada 1.6%
Canadian Government Bond
1.25%, 03/01/18 (CAD)	160,000	147,256
3.25%, 06/01/21 (CAD)	160,000	159,063

		306,319

Colombia 1.4%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	238,000,000	137,004
Colombian TES
7.25%, 06/15/16 (COP)	80,000,000	43,685
5.00%, 11/21/18 (COP)	97,000,000	48,410
10.00%, 07/24/24 (COP)	81,000,000	51,806

		280,905

Germany 6.8%
Bundesobligation
0.50%, 02/23/18 (EUR)	765,000	1,042,478
Bundesrepublik Deutschland
3.25%, 07/04/42 (EUR)	195,000	294,655

		1,337,133

Hungary 0.4%
Hungary Government Bond
6.75%, 02/24/17 (HUF)	4,400,000	21,885
6.50%, 06/24/19 (HUF)	4,000,000	20,000
6.00%, 11/24/23 (HUF)	6,000,000	28,561

		70,446

Indonesia 1.0%
Indonesia Treasury Bond
5.25%, 05/15/18 (IDR)	1,654,000,000	122,410
7.88%, 04/15/19 (IDR)	130,000,000	10,591
5.63%, 05/15/23 (IDR)	800,000,000	54,347

		187,348

Japan 9.6%
Japan Government Ten Year Bond
1.50%, 03/20/15 (JPY)	64,500,000	622,874
1.40%, 03/20/18 (JPY)	62,000,000	618,259
1.50%, 09/20/18 (JPY)	25,000,000	251,475
0.80%, 09/20/20 (JPY)	39,700,000	386,256

		1,878,864

Malaysia 1.3%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	558,000	168,265
4.24%, 02/07/18 (MYR)	50,000	15,540
3.42%, 08/15/22 (MYR)	258,000	74,569

		258,374

Mexico 2.2%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	1,870,000	154,474
7.25%, 12/15/16 (MXN)	1,001,000	82,664
8.00%, 12/07/23 (MXN)	900,000	76,806
7.50%, 06/03/27 (MXN)	1,500,000	122,793

		436,737

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Peru 0.9%
Peru Government Bond
8.60%, 08/12/17 (PEN)	64,000	26,335
7.84%, 08/12/20 (PEN)	356,000	145,241
5.20%, 09/12/23 (PEN)	20,000	6,976

		178,552

Poland 2.4%
Poland Government Bond
5.50%, 04/25/15 (PLN)	420,000	143,976
5.25%, 10/25/20 (PLN)	416,000	147,890
5.75%, 09/23/22 (PLN)	475,000	173,708

		465,574

Qatar 1.8%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	320,000	358,400

Russia 0.8%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	2,250,000	70,214
7.60%, 04/14/21 (RUB)	2,457,000	75,859

		146,073

South Africa 1.5%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	690,000	73,481
8.00%, 12/21/18 (ZAR)	1,040,000	102,608
10.50%, 12/21/26 (ZAR)	1,000,000	112,501

		288,590

Sweden 8.1%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	1,240,000	208,684
4.25%, 03/12/19 (SEK)	4,600,000	801,451
3.50%, 06/01/22 (SEK)	3,070,000	520,434
3.50%, 03/30/39 (SEK)	285,000	46,227

		1,576,796

Turkey 1.0%
Turkey Government Bond
9.00%, 03/08/17 (TRY)	108,000	48,969
6.30%, 02/14/18 (TRY)	93,000	38,187
7.10%, 03/08/23 (TRY)	300,000	114,667

		201,823

United Kingdom 3.2%
United Kingdom Gilt
4.00%, 09/07/16 (GBP)	150,000	268,494
3.75%, 09/07/20 (GBP)	120,000	214,843
4.25%, 12/07/27 (GBP)	82,000	148,732

		632,069

Total Government Bonds
(Cost $12,297,813)		10,977,176

Corporate Bond 0.8% of net assets

United Kingdom 0.8%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	100,000	160,184

Total Corporate Bond
(Cost $133,464)		160,184

Supranational* 7.0% of net assets

European Investment Bank
1.90%, 01/26/26 (JPY)	65,000,000	680,388
European Union Notes
2.75%, 06/03/16 (EUR)	470,000	683,274

Total Supranational
(Cost $1,450,888)		1,363,662

U.S. Government Securities 34.5% of net assets

United States 34.5%
U.S. Treasury Notes
1.75%, 01/31/14 (USD)	256,500	256,851
4.13%, 05/15/15 (USD)	166,500	175,391
4.00%, 08/15/18 (USD)	865,000	959,643
1.50%, 08/31/18 (USD)	800,000	796,000
1.25%, 04/30/19 (USD)	900,000	872,121
3.63%, 08/15/19 (USD)	670,000	730,195
2.13%, 08/31/20 (USD)	725,000	715,824
3.63%, 02/15/21 (USD)	915,000	987,628
2.13%, 08/15/21 (USD)	1,300,000	1,259,578

Total U.S. Government Securities
(Cost $7,003,720)		6,753,231

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $20,892,929 and the unrealized appreciation and depreciation were $278,175 and ($1,916,851), respectively, with a net depreciation of ($1,638,676).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $358,400 or 1.8% of net assets.

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

AUD —	Australian dollar
BRL —	Brazilian real
CAD —	Canadian dollar
CLP —	Chilean peso
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
IDR —	Indonesian rupiah
INR —	Indian rupee
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 12/31/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2014	State Street Bank London	AUD	56,500	USD	50,356	(2,478)
01/31/2014	State Street Bank London	CAD	23,000	USD	21,637	(322)
01/31/2014	State Street Bank London	CAD	23,500	USD	22,108	(301)
01/31/2014	State Street Bank London	CAD	733,500	USD	690,039	(3,198)
01/31/2014	State Street Bank London	CLP	86,001,000	USD	163,145	(4,842)
01/31/2014	State Street Bank London	INR	7,851,500	USD	126,073	1,298
01/31/2014	State Street Bank London	USD	1,631,015	AUD	1,830,000	100,348
01/31/2014	State Street Bank London	USD	1,039,056	CAD	1,104,500	16,256

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						106,761

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$10,977,176	$—	$10,977,176
Corporate Bond[1]	—	160,184	—	160,184
Supranational	—	1,363,662	—	1,363,662
U.S. Government Securities[1]	—	6,753,231	—	6,753,231

Total	$—	$19,254,253	$—	$19,254,253

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$117,902	$—	$117,902

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($11,141)	$—	($11,141)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended December 31, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG72309DEC13-00

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	1,568,301,100	1,985,627,760
0.4%	Other Investment Company	7,796,002	7,796,002

99.9%	Total Investments	1,576,097,102	1,993,423,762
0.1%	Other Assets and Liabilities, Net		1,291,773

100.0%	Net Assets		1,994,715,535

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 0.7%
Delphi Automotive plc	240,160	14,440,821

Capital Goods 9.6%
Eaton Corp. plc	678,325	51,634,099
Precision Castparts Corp.	231,043	62,219,880
Roper Industries, Inc.	114,724	15,909,924
SolarCity Corp. *	291,951	16,588,656
United Rentals, Inc. *	21,763	1,696,426
United Technologies Corp.	380,712	43,325,026

		191,374,011

Commercial & Professional Supplies 0.7%
Verisk Analytics, Inc., Class A *	225,557	14,823,606

Consumer Durables & Apparel 3.6%
Michael Kors Holdings Ltd. *	368,471	29,916,161
NIKE, Inc., Class B	540,485	42,503,740

		72,419,901

Consumer Services 3.8%
Melco Crown Entertainment Ltd. ADR *	423,931	16,626,574
Starbucks Corp.	378,578	29,676,729
Wynn Resorts Ltd.	156,518	30,397,361

		76,700,664

Diversified Financials 3.1%
Discover Financial Services	393,554	22,019,346
IntercontinentalExchange Group, Inc.	81,956	18,433,543
Moody’s Corp.	268,031	21,032,393

		61,485,282

Energy 3.5%
Cabot Oil & Gas Corp.	367,915	14,260,385
Concho Resources, Inc. *	180,891	19,536,228
FMC Technologies, Inc. *	360,345	18,813,613
Laredo Petroleum Holdings, Inc. *	642,900	17,801,901

		70,412,127

Food, Beverage & Tobacco 0.9%
Mondelez International, Inc., Class A	483,625	17,071,963

Health Care Equipment & Services 1.7%
Intuitive Surgical, Inc. *	89,475	34,365,558

Household & Personal Products 1.3%
The Estee Lauder Cos., Inc., Class A	344,629	25,957,456

Materials 1.9%
LyondellBasell Industries N.V., Class A	124,184	9,969,492
Monsanto Co.	239,930	27,963,841

		37,933,333

Media 11.7%
Comcast Corp., Class A	1,154,747	60,006,428
Liberty Global plc, Class A *	532,798	47,413,694
Sirius XM Holdings, Inc. *	9,863,632	34,424,076
The Walt Disney Co.	582,101	44,472,516
Time Warner, Inc.	670,037	46,714,980

		233,031,694

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc.	793,841	41,922,743
Allergan, Inc.	181,014	20,107,035
Gilead Sciences, Inc. *	635,711	47,773,682
Regeneron Pharmaceuticals, Inc. *	113,952	31,364,148
United Therapeutics Corp. *	379,727	42,939,529
Valeant Pharmaceuticals International, Inc. *	368,867	43,304,986

		227,412,123

Retailing 8.0%
Amazon.com, Inc. *	148,578	59,251,421
CarMax, Inc. *	212,014	9,968,898
Expedia, Inc.	344,748	24,015,146
Priceline.com, Inc. *	56,314	65,459,393

		158,694,858

 1

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 29.5%
Alliance Data Systems Corp. *	108,795	28,605,469
AOL, Inc. *	263,700	12,293,694
Autodesk, Inc. *	983,793	49,514,302
eBay, Inc. *	452,651	24,846,013
Facebook, Inc., Class A *	243,465	13,307,797
Google, Inc., Class A *	85,042	95,307,420
LinkedIn Corp., Class A *	195,237	42,333,239
MasterCard, Inc., Class A	55,903	46,704,720
SINA Corp. *	395,165	33,292,651
Splunk, Inc. *	410,517	28,190,203
Visa, Inc., Class A	306,340	68,215,791
VMware, Inc., Class A *	237,914	21,343,265
Yahoo! Inc. *	1,219,381	49,311,768
Yandex N.V. Class A *	541,782	23,377,893
Yelp, Inc. *	520,437	35,884,131
Youku Tudou Inc. ADR *	522,334	15,826,720

		588,355,076

Telecommunication Services 5.0%
SoftBank Corp.	845,800	74,219,589
Vivendi S.A.	992,231	26,172,472

		100,392,061

Transportation 3.1%
Canadian Pacific Railway Ltd.	93,879	14,205,770
Union Pacific Corp.	277,092	46,551,456

		60,757,226

Total Common Stock
(Cost $1,568,301,100)		1,985,627,760

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	7,796,002	7,796,002

Total Other Investment Company
(Cost $7,796,002)		7,796,002

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $1,589,083,600 and the unrealized appreciation and depreciation were $412,533,969 and ($8,193,807), respectively, with a net unrealized appreciation of $404,340,162.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

2

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

 3

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,885,235,699	$—	$—	$1,885,235,699
Telecommunication Services	—	100,392,061	—	100,392,061
Other Investment Company[1]	7,796,002	—	—	7,796,002

Total	$1,893,031,701	$100,392,061	$—	$1,993,423,762

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

REG60662DEC13

4

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust
By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: 2/12/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: 2/12/2014

By:	/s/ George Pereira
George Pereira
Chief Financial Officer
Date: 2/12/2014